THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 12, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended :    December 31, 2002
                                                   -----------------


Check here if Amendment   [X]         Amendment Number :     1
                                                         ---------

   This Amendment (Check only one): [ ]  is a restatement
                                    [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Capital Management, L.P.
          -------------------------------
Address:  300 Crescent Court, Suite 880
          -------------------------------
          Dallas, Texas 75201
          -------------------------------

Form 13F File Number:    28-10349
                        -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Reid S. Walker                   Contact Person:   Joseph I. Worsham, II
        ------------------------------

Title:  Member of WS Capital, L.L.C.,
        general partner of
        WS Capital Management, L.P.
        ------------------------------

Phone:  (214) 756-6056
        ------------------------------

Signature, Place and Date of Signing:

 /s/ Reid S. Walker                Dallas, Texas             February 11, 2004
---------------------           -------------------        --------------------
    (Signature)                    (City, State)                   (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     25
Form 13F Information Table Value Total:                $34,741
                                                (in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


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COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF               TITLE OF                   VALUE    SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                 CLASS          CUSIP    [x$1000]   PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC           CL A         00845V100    144      100,000   SH             SHARED(2)                        100,000
BAXTER INTL INC     CORP UNITS 7%    071813406    351        7,000   SH               SOLE(1)                7,000
BIOVAIL CORP            COM          09067J109  1,056       40,000   SH               SOLE(1)               40,000
CALIFORNIA
  AMPLIFIER INC         COM          129900106    352       69,500   SH             SHARED(2)                         69,500
CENTURY BUSINESS
  SVCS INC              COM          156490104    239       90,200   SH               SOLE(1)               90,200
COOPER COS INC        COM NEW        216648402    250       10,000   SH             SHARED(2)                         10,000
CTI MOLECULAR
  IMAGING INC           COM          22943D105    402       16,300   SH             SHARED(2)                         16,300
E M C CORP MASS         COM          268648102  1,044      170,000   SH               SOLE(1)              170,000
HARVEST NATURAL
  RESOURCES IN          COM          41754V103    884      137,000   SH             SHARED(2)                        137,000
HOLLY CORP         COM PAR $0.01     435758305  7,171      328,200   SH             SHARED(2)                        328,200
INTER TEL INC           COM          458372109    523       25,000   SH             SHARED(2)                         25,000
NCE PETROFUND 1      TR UT NEW 2001  62885E406    960      139,200   SH               SOLE(1)              139,200
NCR CORP NEW            COM          62886E108  5,935      250,000   SH             SHARED(2)                        250,000
PERSISTENCE
  SOFTWARE INC          COM          715329108    112      233,900   SH               SOLE(1)              233,900
PHARMACEUTICAL
  HLDRS TR          DEPOSITRY RCPT   71712A206  2,223       30,000   SH               SOLE(1)               30,000
PICCADILLY
  CAFETERIAS INC        COM          719567109    542      451,941   SH             SHARED(2)                        451,941
PLAINS RES INC      COM PAR $0.01    726540503    145       12,200   SH               SOLE(1)               12,200
PRE PAID LEGAL
  SVCS INC              COM          740065107  5,350      204,200   SH             SHARED(2)                        204,200
RIBAPHARM               COM          762537108    162       24,700   SH               SOLE(1)               24,700
SILICON
  LABORATORIES INC      COM          826919102  2,345      122,900   SH             SHARED(2)                        122,900
SKYWORKS
  SOLUTIONS INC         COM          83088M102    431       50,000   SH             SHARED(2)                         50,000
SPORTSMANS
  GUIDE IN            COM NEW        848907200    148       21,200   SH             SHARED(2)                         21,200
STILWILL FINL INC       COM          860831106  1,438      110,000   SH             SHARED(2)                        110,000
TECH-TEAM
  GLOBAL INC            COM          878311109  2,354      316,769   SH             SHARED(2)                        316,769
Z TEL
  TECHNOLOGIES INC      COM          988792107    180      222,400   SH             SHARED(2)                        222,400


(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.